Others, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Others, net
Gains/(losses) from fair value change of long-term investments	¥ (4,096)		¥ (7,252)	¥ 29,483
Government financial incentives	2,773		2,482	2,545
Interest income	5,742		4,213	2,753
Gains/(losses) from acquirements or disposals of business and investment	(3,558)	$ (516)	140	279
Impairment of investments	(1,969)	(285)	(574)	(208)
Foreign exchange gains/(losses), net	114	17	42	(90)
Others	(561)		359	548
Total	¥ (1,555)	$ (225)	¥ (590)	¥ 35,310